Loss Per Share (Details) (USD $)	5 Months Ended		6 Months Ended	12 Months Ended				53 Months Ended	58 Months Ended
	May 31, 2013	May 31, 2012	Dec. 31, 2008	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012	May 31, 2013
Loss Per Share Details
Loss (Numerator)	$ (34,974)	$ (135,677)	$ (329,927)	$ (67,751)	$ (135,677)	$ (182,956)	$ (209,143)	$ (925,454)	$ (960,428)
Shares (Denominator)	14,889,519	14,620,718		14,889,519	14,620,718
Per Share Amount				$ 0.00	$ (0.01)